BALANCE SHEET DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Balance Sheet Details [Line Items]
Total deferred funding fees	$ 266	$ 150
Amortization	(137)	(41)
Net deferred funding fees	$ 129	$ 109